Stock options (Schedule of detailed information about options, valuation assumptions) (Details)	12 Months Ended
	Oct. 31, 2022 USD ($) year $ / shares	Oct. 31, 2021 USD ($) year $ / shares
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date		$ 0.05
Exercise price	$ 0.07
Risk free interest rate		0.75%
Expected life of options in years | year		5
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Minimum [Member]
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date	$ 0.03
Exercise price		$ 0.05
Volatility factor	212.00%	148.00%
Risk free interest rate	0.97%
Expected life of options in years | year	1
Weighted average Black Scholes value at grant date | $	$ 0.02	$ 0.05
Maximum [Member]
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date	$ 0.05
Exercise price		$ 0.07
Volatility factor	272.00%	180.00%
Risk free interest rate	4.33%
Expected life of options in years | year	2
Weighted average Black Scholes value at grant date | $	$ 0.03	$ 0.06